Other Assets	12 Months Ended
Dec. 31, 2014
Other Assets [Abstract]
Other Assets
NOTE 10. Other Assets

Other current assets are comprised of the following components:

	December 31
	2014	2013
	(Dollars in Millions)
Recoverable taxes	$78	$73
Joint venture receivables	52	49
Contractually reimbursable engineering costs	36	—
Prepaid assets and deposits	30	26
Non-trade receivables	28	—
Deferred tax assets	20	22
Other	6	5
	$250	$175

Non-trade receivables represent accounts receivable that the Company is invoicing on behalf of the buyer of the Interiors business until underlying contractual customer agreements are transferred or otherwise modified.

Other non-current assets are comprised of the following components:

	December 31
	2014	2013
	(Dollars in Millions)
Recoverable taxes	$58	$58
Contractually reimbursable engineering costs	31	—
Deferred tax assets	23	57
Other	33	20
	$145	$135

Current and non-current contractually reimbursable engineering costs of $36 million and $31 million, respectively, at December 31, 2014, are related to pre-production design and development costs incurred pursuant to long-term supply arrangements that are contractually guaranteed for reimbursement by customers. The Company expects to receive cash reimbursement payments of approximately $36 million in 2015, $25 million in 2016, $5 million in 2017 and $1 million in 2018.